Commitments and Contingencies (Details) - Capitol Investment Corp. V - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Feb. 28, 2021
Loss Contingencies [Line Items]
Contingent fees			$ 2,963,000	$ 404,000
Convertible loans into warrants			$ 2,000,000	$ 2,000,000
Warrants of price (in Dollars per share)		$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Deferred fee percentage			3.50%	3.50%
Gross proceeds of the initial public offering			$ 12,075,000	$ 12,075,000
Aggregate annual fees			74,167	62,500
Aggregate success fees			1,380,000	1,100,000
Accrual amount		$ 0	0	$ 38,300	$ 38,300
Incurred paid amount		$ 222,500	$ 411,000
Subscription Arrangement
Loss Contingencies [Line Items]
Common stock, value, subscriptions	$ 30,000,000
Aggregate purchase price	$ 300,000,000